Inventories - Additional information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Reversal of write down of inventory	₩ 6,477	₩ 9,182	₩ 9,974
Write down of inventory	4,944	9,941	9,936
Other Gains Losses [Member]
Inventories [Line Items]
Write down of inventory	₩ 4,944	₩ 9,941	₩ 9,936